General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Wages, benefits and consulting	(6,533)	(7,241)
Office, rent and administration	(1,527)	(1,132)
Professional and legal	(1,308)	(1,556)
Share-based payments	(1,258)	(1,418)
Travel, marketing, investor relations and regulatory	(987)	(1,175)
Other	(47)	(68)
Total	(11,660)	(12,590)